RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 27, 2024	Dec. 31, 2023	Dec. 31, 2024	Apr. 22, 2024
Preferred Stock, Shares Par Value		$ 0.001	$ 0.001
Series A Preferred Stock, Shares issued		0	36
Total Amount Paid for Shares Issued			$ 3,750
Mr. Reithinger
Expenses		$ 0	$ 100
Redhawk Investment Group, LLC [Member]
Preferred Stock, Shares Par Value				$ 0.001
Series A Preferred Stock, Shares issued		0	36
Escala Asset Management, LLC [Member] | Mr. Reithinger
Beneficial Ownership of Shares	750,000
Ownership Interest in Entity	20.00%
Walsh Corporate Finance, LLC [Member] | Mr. Walsh
Beneficial Ownership of Shares	750,000
Ownership Interest in Entity	20.00%
Redhawk Acquisition One, LLC [Member]
Founder Shares Issued	3,750,000
Total Amount Paid for Shares Issued	$ 3,750